Intangible Assets, Net	12 Months Ended
Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of August 31,
	2020	2021
	RMB	RMB
Brand names
with indefinite lives	411,240	398,789
with definite lives	50,486	50,486
Trademarks	32,016	39,016
Non-compete agreements	27,800	29,800
Student base	23,152	22,451
Others*	9,190	10,314
Total costs	553,884	550,856
Less: accumulated amortization	(49,369)	(65,034)
Intangible assets, net	504,515	485,822

Note*: Others include core curriculum, software, backlog and license.

Amortization expenses for the intangible assets for the years ended August 31, 2019, 2020 and 2021 were RMB 23,355, RMB 41,447 and RMB 30,781 respectively, of which RMB 9,142, RMB 14,696 and RMB 14,639 were related to discontinued operations for the years ended August 31, 2019, 2020 and 2021, respectively. As of August 31, 2021, the estimated amortization expenses related to intangible assets for continuing operations for each of the next five years is expected to be RMB 16,034, RMB 14,875, RMB 13,680, RMB 11,382 and RMB 8,067, respectively, and RMB 22,995 thereafter.